SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
In connection with the preparation of its financial statements for the year ended December 31, 2015, the Company has evaluated events that occurred subsequent to December 31, 2015 to determine whether any of these events required recognition or disclosure in the 2015 financial statements. The Company is not aware of any subsequent events which would require recognition or disclosure in the financial statements other than those listed below.

During March 2016, the Company sold certain assets related its systems engineering and technical assistance ("SETA") business to Quantech Services, Incorporated.